Loan Commitments - Schedule of Outstanding Loan Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Revolving, open-end lines secured by real estate [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Unused commitment variable	$ 20,092	$ 17,614
Unused commitment fixed
Commitments to fund real estate construction loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Unused commitment variable	10,969	8,985
Unused commitment fixed
Commercial and industrial loans [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Unused commitment variable	628	287
Unused commitment fixed	19	29
Other [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Unused commitment variable	2	632
Unused commitment fixed	72	122
Letters of credit [Member]
Schedule of Outstanding Loan Commitments [Line Items]
Unused commitment variable	403	310
Unused commitment fixed